LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of operating leases expenses
	Year ended December 31,
	2024	2023	2022
The components of lease expense were as follows:
Operating leases expenses	$759	$701	$475

Cash flow information related to operating leases:
Cash used in operating activities	$782	$694	$502

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$777	$652	$-

Schedule of supplemental information related to operating leases
	December 31,
	2024	2023

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$1,428	$1,824
Accumulated amortization	823	1,337
Operating lease Right-of-Use assets, net	$605	$487

Lease liabilities – current - accrued expenses and other liabilities	$445	$401
Lease liabilities – noncurrent	118	108
Total operating lease liabilities	$563	$509

Weighted average remaining lease term in years	1.20	2.25
Weighted average annual discount rate	9%	9%

Schedule of future minimum payments under operating leases
2025	493
2026	121
Total operating lease payments	614
Less: imputed interest	(51)
Present value of lease Liabilities	$563